UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     Benj A. Smith & Associates, LTD
Address:  106 E. Eighth Street
          Holland, MI 49423



Form 13F File Number:  28-05349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Benj. A. Smith III
Title:    Chairman & President
Phone:    616-396-0119

Signature, Place, and Date of Signing:

/s/ Benj. A. Smith III               Holland, MI                05/02/05
________________________         __________________          _______________
[Signature]                         [City, State]                [Date]
Benj. A. Smith III
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      66

Form 13F Information Table Value Total:  $140,361
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                        Benj A. Smith & Associates, LTD
                                    FORM 13F
                                  March 31, 2005

                                                                                                             Voting Authority
                                                                                                             ----------------
                                 Title of                Value     Shares/   Sh/  Put/  Invstmt   Other
Name of Issuer                    class     CUSIP      (x$1000)    Prn Amt   Prn  Call  Dscretn  Managers  Sole    Shared     None
-----------------------------   ---------   -----      --------    -------   ---  ---   -------  --------  ----    ------     ----

AFFILIATED COMPUTER CL A         COM      008190100       3873        72740   SH         Sole             14700                58040
AMERICAN INTL GROUP COM          COM      026874107       3704        66845   SH         Sole             24521                42324
AMGEN INC COM                    COM      031162100       4061        69770   SH         Sole             14070                55700
APOLLO GROUP INC CL A            COM      037604105       1233        16645   SH         Sole              3900                12745
APPLEBEES INTL INC COM           COM      037899101       4267       154819   SH         Sole           28974.5             125844.5
BERKSHIRE HATHAWAY INC CL B      COM      084670207        234           82   SH         Sole                                     82
BEST BUY INC COM                 COM      086516101       3951        73145   SH         Sole             15050                58095
CAPITOL BANCORP LTD              COM      14056D105        523        17300   SH         Sole             15000                 2300
CARNIVAL CORP COM                COM      143658300       1871        36115   SH         Sole              7570                28545
CHEESECAKE FACTORY INC COM       COM      163072101        279         7875   SH         Sole              2100                 5775
CISCO SYSTEMS INC.               COM      17275R102       5006       279841   SH         Sole             52448               227393
CITIGROUP                        COM      172967101       3145        69976   SH         Sole             14500                55476
COBIZ INC COM                    COM      190897108        313        16150   SH         Sole             16000                  150
COMMUNITY BANCORP NEV COM        COM      20343T100        353        14000   SH         Sole             14000
DEARBORN BANCORP INC COM         COM      24242R108        582        21951   SH         Sole             21951
DELL COMPUTER CORP COM           COM      24702R101       3557        92580   SH         Sole             19300                73280
E M C CORP MASS COM              COM      268648102       3286       266722   SH         Sole             54600               212122
EXXON MOBIL CORP COM             COM      30231G102       1790    30034.336   SH         Sole              7500            22534.336
FIFTH THIRD BANCORP COM          COM      316773100        218         5081   SH         Sole               440                 4641
FIRST HORIZON NATIONAL CORP      COM      320517105        712        17460   SH         Sole              4925                12535
FIRST IND CORP COM               COM      32054R108        353        14600   SH         Sole             13600                 1000
FIRST MERCHANTS CORP COM         COM      320817109        390        15069   SH         Sole             13839                 1230
FIRST MIDWEST BANCORP            COM      320867104        708        21811   SH         Sole             17781                 4030
FIRST OAK BROOK BANCSH COM       COM      335847208        911        31100   SH         Sole             24900                 6200
FIRSTBANK CORP MICH COM          COM      33761G104        537    21449.586   SH         Sole             12422             9027.586
FISERV INC.                      COM      337738108       5509       138420   SH         Sole             34181               104239
FLAGSTAR BANCORP INC COM         COM      337930101       1605        82100   SH         Sole             36000                46100
FOREST LABS INC COM              COM      345838106       3592        97210   SH         Sole             19550                77660
GENERAL ELECTRIC                 COM      369604103       4006       111079   SH         Sole             24200                86879
GENTEX CORP COM                  COM      371901109        816    25590.169   SH         Sole              8360            17230.169
HOME DEPOT INC COM               COM      437076102       2754    72027.045   SH         Sole              9175            62852.045
HUNTINGTON BANCSHARES COM        COM      446150104       3517       147172   SH         Sole                                 147172
INDEPENDENT BANK CORPORATION     COM      453838104       1327        46136   SH         Sole             24179                21957
INTEL CORPORATION                COM      458140100        221     9504.144   SH         Sole              2500             7004.144
INTUITIVE SURGICAL INC COM NEW   COM      46120E602        584        12850   SH         Sole              5800                 7050
IRWIN FINL CORP COM              COM      464119106        451        19600   SH         Sole             19600
JDS UNIPHASE CORP COM            COM      46612j101         23        14050   SH         Sole                                  14050
JOHNSON & JOHNSON COM            COM      478160104       5150    76676.379   SH         Sole             11300            65376.379
LAKELAND FINL CORP COM           COM      511656100       1029        26750   SH         Sole             19550                 7200
LOWES COS INC COM                COM      548661107       3542        62045   SH         Sole             12470                49575
MACATAWA BANK CORPORATION        COM      554225102       7476       222660   SH         Sole            222660
MAF BANCORP INC.                 COM      55261R108        887        21353   SH         Sole             15503                 5850
MB FINANCIAL INC NEW COM         COM      55264U108        914        23869   SH         Sole             23869
MBNA CORP COM                    COM      55262L100       6857   279293.125   SH         Sole             67929           211364.125
MERCANTILE BANK CORP COM         COM      587376104        760        18601   SH         Sole              4836                13765
MICROSOFT CORP COM               COM      594918104       4117       170336   SH         Sole             31650               138686
MIDWEST BANK HOLDINGS            COM      598251106        538        27000   SH         Sole             25500                 1500
NATIONAL CITY CORP COM           COM      635405103        521        15566   SH         Sole                                  15566
OAK HILL FINL INC COM            COM      671337103        894        26550   SH         Sole             21200                 5350
PARK BANCORP INC COM             COM      700164106        212         7000   SH         Sole              7000
PF CHANGS CHINA BISTRO COM       COM      69333Y108        278         4650   SH         Sole                                   4650
PINNACLE FINL PARTNERS COM       COM      72346Q104        518        25000   SH         Sole             25000
REPUBLIC BANCORP INC COM         COM      760282103        671        49584   SH         Sole           41892.3               7691.7
SEI INVESTMENTS CO COM           COM      784117103       1745        48270   SH         Sole             17100                31170
STATE FINANCIAL SERVICES         COM      856855101        455        12312   SH         Sole             12312
STERICYCLE INC COM               COM      858912108       3241        73320   SH         Sole             16920                56400
STRYKER CORP COM                 COM      863667101       3231        72420   SH         Sole             14850                57570
SYSCO CORP COM                   COM      871829107       4258       118935   SH         Sole             23625                95310
TCF FINL CORP COM                COM      872275102        543        20000   SH         Sole             20000
TEVA PHARMACEUTICAL INDS. ADR    COM      881624209       4302       138810   SH         Sole             26800               112010
TOWER FINANCIAL                  COM      891769101       1505       104525   SH         Sole             59000                45525
WAL MART STORES INC COM          COM      931142103       4556        90925   SH         Sole             16450                74475
WALGREEN COMPANY                 COM      931422109       4582       103152   SH         Sole             19550                83602
WELLS FARGO & CO NEW COM         COM      949746101       6027   100785.617   SH         Sole             16744            84041.617
WHOLE FOODS MKT INC COM          COM      966837106        973         9525   SH         Sole              3220                 6305
ZIONS BANCORPORATION COM         COM      989701107        317         4600   SH         Sole              2500                 2100

REPORT SUMMARY                     66 DATA RECORDS     140361           0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED